SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) (Parenthetical) - Common Stock [Member] - Ms. Ding Xiameng [Member]	Jun. 15, 2022 USD ($) shares	Jun. 15, 2022 HKD ($) shares
Sale of stock number of shares issued in transaction	340,000	340,000
Proceeds from sale of stock	$ 199,238	$ 1,564,000